Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure
The Partnership’s share of commitments to fund newbuilding and other construction contract costs as at June 30, 2016 are as follows:

	Total	Remainder of 2016	2017	2018	2019	2020
Consolidated LNG carrier newbuildings (i)	1,677,143	178,159	691,133	558,076	249,775	—
Equity accounted joint ventures (ii)	1,509,394	153,174	325,496	548,923	278,801	203,000
	3,186,537	331,333	1,016,629	1,106,999	528,576	203,000

(i)
As at June 30, 2016, the Partnership had 10 LNG carrier newbuildings on order which are scheduled for delivery between 2016 and 2019. These commitment amounts are described in more detail in Note 14 of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2015. As of June 30, 2016, the Partnership has secured $176 million of financing related to $133 million of LNG carrier newbuilding commitments included in table above.

(ii)
The commitment amounts relating to the Partnership’s share of costs for newbuilding and other construction contracts in the Partnership’s equity accounted joint ventures are based on the Partnership’s ownership percentage in each respective joint venture as of June 30, 2016. These commitments are described in more detail in Note 14 of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2015. As of June 30, 2016, based on the Partnership's ownership percentage in each respective joint venture, the Partnership's equity accounted joint ventures has secured $197 million of financing related to $187 million of LNG and LPG carrier newbuilding commitments included in the table above.